Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		32 Months Ended	35 Months Ended	60 Months Ended		120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000004071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 14,355	$ 14,355	$ 14,355	$ 14,355	$ 14,355	$ 14,355	$ 14,355				$ 12,585		$ 12,027		$ 12,806	$ 9,891	$ 9,504	$ 9,467	$ 9,826	$ 8,734	$ 10,017
Average Annual Return, Percent	12.21%					8.27%	3.68%
C000004071 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	13.21%					8.27%	3.68%
C000004873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,342	11,342	11,342	11,342	11,342	$ 11,342	$ 11,342				8,955		10,016		6,071	4,543	6,400	7,880	6,442	6,368	7,925
Average Annual Return, Percent	26.56%					12.11%	1.26%
C000004887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 30,670	30,670	30,670	30,670	30,670	$ 30,670	$ 30,670				22,983		21,830		23,920	17,556	14,464	14,070	11,719	9,776	10,151
Average Annual Return, Percent	31.46%					15.87%	11.86%
C000004887 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	32.46%					15.87%	11.86%
C000004913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 29,477	29,477	29,477	29,477	29,477	$ 29,477	$ 29,477				26,030		25,524		26,535	22,320	17,473	16,365	14,383	12,942	13,889
Average Annual Return, Percent	13.24%					11.02%	11.42%
C000037656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 31,687	31,687	31,687	31,687	31,687	$ 31,687	$ 31,687				23,804		22,664		24,709	18,045	14,798	14,320	11,866	9,856	10,184
Average Annual Return, Percent	33.12%					16.45%	12.22%
C000230442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 9,523	9,523	$ 9,523	9,523	9,523	$ 9,523	$ 9,523		$ 9,355		9,511	$ 9,174	10,045	$ 10,040
Average Annual Return, Percent	0.13%		(1.82%)
C000230443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 9,544	9,544	$ 9,544	9,544	9,544	9,544	9,544		9,362		9,516	9,178	10,046	10,040
Average Annual Return, Percent	0.29%		(1.73%)
C000242844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 11,499	$ 11,499	$ 11,499	11,499	11,499	11,499	11,499	$ 11,489	10,536	$ 10,034
Average Annual Return, Percent		14.99%
C000242844 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent		21.37%
C000004061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 20,134	$ 20,134	20,134	20,134	20,134	$ 20,134	$ 20,134				17,042		17,918		17,047	12,228	12,757	12,848	12,197	10,514	11,578
Average Annual Return, Percent	16.22%					9.23%	7.25%
C000004061 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	17.22%					9.23%	7.25%
C000004877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 10,271	10,271	10,271	10,271	10,271	$ 10,271	$ 10,271				8,148		9,151		5,609	4,247	6,046	7,532	6,228	6,228	7,841
Average Annual Return, Percent	24.20%					10.88%	0.27%
C000004877 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	25.20%					10.88%	0.27%
C000004883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 33,503	33,503	33,503	33,503	33,503	$ 33,503	$ 33,503				25,050		23,718		25,724	18,703	15,252	14,696	12,116	9,987	10,258
Average Annual Return, Percent	33.74%					17.04%	12.85%
C000037625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 29,287	29,287	29,287	29,287	29,287	$ 29,287	$ 29,287				24,625		24,789		33,124	23,936	20,154	17,626	14,314	11,333	12,316
Average Annual Return, Percent	18.89%					7.76%	11.34%
C000103250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 10,926	10,926	10,926	10,926	10,926	$ 10,926	$ 10,926				9,744		11,706		9,276	6,337	6,808	7,809	6,907	6,615	7,568
Average Annual Return, Percent	6.24%					8.74%	0.89%
C000103250 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	12.12%					9.92%	1.43%
C000103251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 10,853	10,853	10,853	10,853	10,853	$ 10,853	$ 10,853				9,680		11,628		9,288	6,392	6,914	7,990	7,130	6,881	7,917
Average Annual Return, Percent	10.29%					9.12%	0.82%
C000103251 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	11.29%					9.12%	0.82%
C000242843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 12,173	$ 12,173	12,173	12,173	12,173	$ 12,173	$ 12,173	12,151	11,140	10,600
Average Annual Return, Percent		21.73%
C000004066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 53,957	$ 53,957	53,957	53,957	53,957	$ 53,957	$ 53,957				39,469		37,494		50,601	32,843	23,398	21,924	16,263	11,809	12,056
Average Annual Return, Percent	34.68%					17.83%	18.36%
C000004066 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	35.68%					17.83%	18.36%
C000004914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 28,000	28,000	28,000	28,000	28,000	$ 28,000	$ 28,000				24,716		24,224		25,171	21,164	16,561	15,508	13,629	12,264	13,162
Average Annual Return, Percent	7.34%					9.88%	10.84%
C000004914 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	13.28%					11.07%	11.44%
C000037630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 55,905	55,905	55,905	55,905	55,905	$ 55,905	$ 55,905				40,988		39,034		52,430	33,861	23,993	22,385	16,523	11,936	12,130
Average Annual Return, Percent	36.39%					18.43%	18.78%
C000172900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 30,426	30,426	30,426	30,426	30,426	$ 30,426	$ 30,426				26,765		26,144		27,068	22,678	17,680	16,494	14,440	12,943	13,891
Average Annual Return, Percent	13.68%					11.47%	11.77%
C000228503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 6,330	6,330	6,330	$ 6,330	6,330	$ 6,330	$ 6,330		5,730		5,670	5,640	5,730	9,475
Average Annual Return, Percent	11.64%			(14.49%)
C000228505 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 6,310	6,310	6,310	$ 6,310	6,310	6,310	6,310		5,715		5,660	5,635	5,725	9,475
Average Annual Return, Percent	11.48%			(14.59%)
C000004036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 30,887	30,887	30,887	$ 30,887	30,887	$ 30,887	$ 30,887				25,849		25,881		34,418	24,747	20,730	18,041	14,569	11,469	12,386
Average Annual Return, Percent	19.49%					8.30%	11.94%
C000004038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 28,456	28,456	28,456	28,456	28,456	$ 28,456	$ 28,456				23,870		23,965		31,948	23,028	19,339	16,870	13,673	10,792	11,697
Average Annual Return, Percent	12.95%					6.87%	11.02%
C000004038 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	19.21%					8.03%	11.62%
C000004063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 57,512	57,512	57,512	57,512	57,512	$ 57,512	$ 57,512				42,060		39,960		53,531	34,481	24,381	22,685	16,690	12,021	12,170
Average Annual Return, Percent	36.74%					18.73%	19.12%
C000023028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 17,554	17,554	17,554	17,554	17,554	$ 17,554	$ 17,554				14,580		13,872		15,449	11,035	11,479	12,368	11,362	9,668	10,495
Average Annual Return, Percent	20.40%					8.87%	5.79%
C000023032 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 16,090	16,090	16,090	16,090	16,090	$ 16,090	$ 16,090				13,395		12,780		14,369	10,369	10,898	11,855	10,999	9,459	10,385
Average Annual Return, Percent	18.21%					7.78%	4.87%
C000023032 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	19.21%					7.78%	4.87%
C000124019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 22,610	22,610	22,610	22,610	22,610	$ 22,610	$ 22,610				18,134		19,240		23,150	14,236	14,150	15,197	12,682	10,496	11,024
Average Annual Return, Percent	24.68%					9.83%	8.50%
C000124021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 20,766	20,766	20,766	20,766	20,766	$ 20,766	$ 20,766				16,691		17,751		21,579	13,401	13,456	14,599	12,304	10,298	10,922
Average Annual Return, Percent	22.55%					8.74%	7.58%
C000124021 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	23.55%					8.74%	7.58%
C000166016 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 31,118	31,118	31,118	31,118	31,118	$ 31,118	$ 31,118				26,011		26,019		34,564	24,832	20,788	18,080	14,590	11,469	12,386
Average Annual Return, Percent	19.64%					8.40%	12.02%
C000219259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 22,028	22,028	22,028	22,028	22,028	$ 22,028	$ 22,028				18,592		19,492		18,362	13,024	13,464	13,420	12,616	10,757	11,711
Average Annual Return, Percent	18.48%					10.34%	8.22%
C000004037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 30,083	30,083	30,083	30,083	30,083	$ 30,083	$ 30,083				25,232		25,327		33,772	24,338	20,439	17,830	14,438	11,376	12,321
Average Annual Return, Percent	19.23%					8.04%	11.64%
C000004064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 54,359	54,359	54,359	54,359	54,359	$ 54,359	$ 54,359				39,763		37,774		50,603	32,599	23,050	21,443	15,785	11,374	11,525
Average Annual Return, Percent	29.53%					17.45%	18.45%
C000004064 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	36.71%					18.72%	19.09%
C000124020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 20,893	20,893	20,893	20,893	20,893	$ 20,893	$ 20,893				16,793		17,860		21,539	13,291	13,232	14,252	11,926	9,896	10,419
Average Annual Return, Percent	17.89%					8.39%	7.65%
C000124020 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	24.42%					9.57%	8.23%
C000198216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 17,603	17,603	17,603	17,603	17,603	$ 17,603	$ 17,603				14,615		13,898		15,470	11,046	11,485	12,368	11,362	9,668	10,495
Average Annual Return, Percent	20.45%					8.92%	5.82%
C000198239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 33,206	33,206	33,206	33,206	33,206	$ 33,206	$ 33,206				24,817		23,493		25,471	18,511	15,087	14,520	11,996	9,922	10,221
Average Annual Return, Percent	33.81%					17.09%	12.75%
C000198240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 15,705	15,705	15,705	15,705	15,705	$ 15,705	$ 15,705				13,728		13,084		13,784	10,533	10,018	9,876	10,145	8,921	10,118
Average Annual Return, Percent	14.41%					9.41%	4.62%
C000230441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 8,968	8,968	$ 8,968	8,968	8,968	$ 8,968	$ 8,968		8,810		8,975	8,668	9,502	9,503
Average Annual Return, Percent	(5.33%)		(4.01%)
C000230441 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.08%)		(2.04%)
C000004067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,653	15,653	$ 15,653	15,653	15,653	$ 15,653	$ 15,653				13,688		13,052		13,762	10,521	10,012	9,875	10,145	8,921	10,118
Average Annual Return, Percent	14.35%					9.35%	4.58%
C000004916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 27,882	27,882	27,882	27,882	27,882	$ 27,882	$ 27,882				24,612		24,123		25,251	21,391	16,861	15,901	14,075	12,760	13,791
Average Annual Return, Percent	11.42%					10.24%	10.80%
C000004916 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	12.42%					10.24%	10.80%
C000037661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 28,582	28,582	28,582	28,582	28,582	$ 28,582	$ 28,582				25,321		24,908		25,973	21,916	17,207	16,161	14,248	12,864	13,848
Average Annual Return, Percent	12.88%					10.68%	11.07%
C000166014 [Member]
Account Value [Line Items]
Account Value	$ 22,701	22,701	22,701	22,701	22,701	$ 22,701	$ 22,701				18,190		19,289		23,196	14,264	14,160	15,213	12,684	10,505	11,024
Average Annual Return, Percent	24.80%					9.90%	8.54%
C000216612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 59,107	59,107	59,107	59,107	59,107	$ 59,107	$ 59,107				43,089		40,810		54,492	34,986	24,664	22,889	16,811	12,079	12,201
Average Annual Return, Percent	37.17%					19.10%	19.44%
C000228504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 5,936.09	5,936.09	5,936.09	$ 5,936.09	5,936.09	$ 5,936.09	$ 5,936.09		5,381.8		5,334.43	5,315.48	5,414.96	8,968.09
Average Annual Return, Percent	5.44%			(16.35%)
C000228504 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	11.28%			(14.79%)
C000004057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 21,997	21,997	21,997	$ 21,997	21,997	$ 21,997	$ 21,997				18,577		19,470		18,351	13,024	13,464	13,420	12,616	10,757	11,711
Average Annual Return, Percent	18.41%					10.31%	8.20%
C000004059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 20,248	20,248	20,248	20,248	$ 20,248	$ 20,248	$ 20,248				17,139		18,019		17,021	12,115	12,551	12,540	11,822	10,110	11,052
Average Annual Return, Percent	11.94%				8.86%		7.31%
C000004059 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	18.14%				10.04%		7.89%
C000004875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 10,310	10,310	10,310	10,310	$ 10,310	$ 10,310	$ 10,310				8,179		9,186		5,591	4,198	5,939	7,348	6,029	5,987	7,485
Average Annual Return, Percent	19.44%					10.47%	0.31%
C000004875 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	26.06%					11.66%	0.85%
C000004885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 30,876	30,876	30,876	30,876	30,876	$ 30,876	$ 30,876				23,137		21,976		23,901	17,411	14,242	13,745	11,367	9,401	9,685
Average Annual Return, Percent	26.44%					15.48%	11.93%
C000004885 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	33.45%					16.74%	12.54%
C000037670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 16,614	16,614	16,614	16,614	16,614	$ 16,614	$ 16,614				13,868		13,265		14,845	10,659	11,148	12,067	11,144	9,546	10,429
Average Annual Return, Percent	19.81%					8.31%	5.21%
C000103252 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,801	11,801	11,801	11,801	11,801	$ 11,801	$ 11,801				10,508		12,578		9,948	6,778	7,266	8,304	7,340	7,009	7,990
Average Annual Return, Percent	12.30%					10.19%	1.67%
C000004040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 28,321	28,321	28,321	28,321	28,321	$ 28,321	$ 28,321				23,757		23,851		32,030	23,256	19,682	17,294	14,112	11,219	12,257
Average Annual Return, Percent	17.32%					7.23%	10.97%
C000004040 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	18.32%					7.23%	10.97%
C000004062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 58,926	58,926	58,926	58,926	58,926	$ 58,926	$ 58,926				42,988		40,736		54,435	34,978	24,664	22,889	16,811	12,079	12,201
Average Annual Return, Percent	37.08%					19.03%	19.41%
C000004069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 14,435	14,435	14,435	14,435	14,435	$ 14,435	$ 14,435				12,655		12,094		12,785	9,799	9,347	9,241	9,518	8,399	9,557
Average Annual Return, Percent	8.08%					7.91%	3.74%
C000004069 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	14.07%					9.08%	4.30%
C000004912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 30,356	30,356	30,356	30,356	30,356	$ 30,356	$ 30,356				26,729		26,131		27,084	22,714	17,728	16,553	14,506	13,017	13,929
Average Annual Return, Percent	13.57%					11.36%	11.74%
C000023030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 16,209	16,209	16,209	16,209	16,209	$ 16,209	$ 16,209				13,495		12,874		14,369	10,290	10,732	11,592	10,676	9,108	9,918
Average Annual Return, Percent	13.81%					7.43%	4.95%
C000023030 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	20.11%					8.60%	5.52%
C000198241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 11,849	11,849	11,849	11,849	$ 11,849	$ 11,849	$ 11,849				10,533		12,612		9,962	6,795	7,269	8,314	7,340	7,009	7,990
Average Annual Return, Percent	12.49%				10.27%		1.71%
C000242845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,171	$ 12,171	12,171	12,171	$ 12,171	12,171	$ 12,171	12,149	11,140	10,600
Average Annual Return, Percent		21.71%
FTSE Developed Core Infrastructure 50 50 Net Tax Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed Core Infrastructure 50/50 Net Tax Index
Account Value	$ 10,790	$ 10,790	$ 10,790	10,790	10,790	10,790	10,790		10,023		9,964	10,385	11,047	10,013
Average Annual Return, Percent	8.29%		2.89%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 27,567	27,567	$ 27,567	27,567	27,567	$ 27,567	$ 27,567				22,613		21,383		26,305	19,092	16,314	15,265	12,891	11,048	11,472
Average Annual Return, Percent	21.91%					11.06%	10.67%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 12,258	$ 12,258	12,258	12,258	12,258	$ 12,258	$ 12,258	11,796	10,535	10,354
Average Annual Return, Percent		22.58%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 22,398	$ 22,398	$ 22,398	22,398	22,398	$ 22,398	$ 22,398				18,128		17,975		19,283	13,594	12,894	13,063	11,681	9,938	10,508
Average Annual Return, Percent	23.56%		5.68%			11.68%	8.40%
MSCI World Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index
Account Value	$ 12,439	12,439	$ 12,439	12,439	12,439	$ 12,439	$ 12,439				9,915		10,977		6,902	5,096	7,406	8,798	7,290	7,010	8,047
Average Annual Return, Percent	25.46%					10.93%	2.21%
Russell 2500 TM Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500TM Growth Index
Account Value	$ 8,832	8,832	8,832	$ 8,832	8,832	$ 8,832	$ 8,832		7,605		7,468	$ 7,557	7,300	$ 9,585
Average Annual Return, Percent	18.26%			(4.16%)
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 32,178	32,178	32,178	$ 32,178	32,178	$ 32,178	$ 32,178				25,138		24,537		25,220	17,678	15,709	15,182	13,249	11,278	11,191
Average Annual Return, Percent	28.01%					15.42%	12.40%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 31,295	31,295	31,295	$ 31,295	31,295	$ 31,295	$ 31,295				24,529		24,040		24,960	17,344	15,560	15,181	13,194	11,211	11,186
Average Annual Return, Percent	27.58%			7.18%		15.00%	12.09%
Fifty S And P 500 Index 50 ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,387	$ 11,387	11,387	$ 11,387	11,387	$ 11,387	$ 11,387	$ 11,089	$ 10,406	$ 10,233
Average Annual Return, Percent		13.87%
MSCI All Country World Information Technology 10 40 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All-Country World Information Technology 10/40 Index
Account Value	$ 52,508	$ 52,508	52,508	52,508	52,508	$ 52,508	$ 52,508				39,110		34,785		38,388	25,862	19,940	19,379	15,344	11,427	11,480
Average Annual Return, Percent	34.26%					21.37%	18.04%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 43,346	43,346	43,346	43,346	43,346	$ 43,346	$ 43,346				32,444		29,617		31,592	22,578	17,883	16,968	14,020	11,658	11,473
Average Annual Return, Percent	33.60%					19.37%	15.80%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 22,848	22,848	22,848	22,848	22,848	$ 22,848	$ 22,848				18,772		19,666		19,485	13,495	13,720	13,524	12,494	10,897	10,903
Average Annual Return, Percent	21.71%					10.74%	8.61%
Russell 3000 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Health Care Index
Account Value	$ 27,671	27,671	27,671	27,671	27,671	$ 27,671	$ 27,671				24,520		24,554		24,512	19,890	16,203	15,284	13,458	12,273	13,004
Average Annual Return, Percent	12.85%					11.30%	10.71%
Bloomberg Commodity Index Total Return SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total ReturnSM
Account Value	$ 8,972	8,972	8,972	8,972	8,972	$ 8,972	$ 8,972				8,087		10,432		7,354	5,029	6,064	6,919	6,232	6,389	7,545
Average Annual Return, Percent	10.95%					8.15%	(1.08%)
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 14,838	14,838	14,838	14,838	14,838	$ 14,838	$ 14,838				12,710		12,891		14,717	10,308	10,675	11,387	10,383	8,781	9,910
Average Annual Return, Percent	16.74%					6.81%	4.03%
MSCI All Country World Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All-Country World Information Technology Index
Account Value	$ 54,692	54,692	54,692	54,692	54,692	$ 54,692	$ 54,692				40,974		36,012		38,284	25,840	19,413	19,404	15,375	11,425	11,585
Average Annual Return, Percent	33.48%					23.02%	18.52%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 15,686	15,686	15,686	15,686	15,686	$ 15,686	$ 15,686				13,234		12,841		14,329	10,352	10,652	11,301	10,467	8,989	9,952
Average Annual Return, Percent	18.53%					8.05%	4.60%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 20,918	$ 20,918	$ 20,918	$ 20,918	$ 20,918	$ 20,918	$ 20,918				$ 17,415		$ 18,270		$ 21,989	$ 13,362	$ 13,838	$ 15,214	$ 12,598	$ 10,467	$ 11,132
Average Annual Return, Percent	20.12%					8.61%	7.66%